Commitments and Contingencies (Details)					1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 02, 2022 USD ($)	Apr. 05, 2022 USD ($) $ / shares shares	Sep. 09, 2021	Jan. 04, 2021	Dec. 22, 2022 USD ($)	Aug. 16, 2022	Jul. 28, 2022 USD ($)	Apr. 26, 2022 USD ($)	Apr. 19, 2022 USD ($)	Mar. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 24, 2022 shares	May 31, 2022 USD ($)	May 01, 2022	Mar. 31, 2022 USD ($)	Dec. 14, 2021 shares	Dec. 03, 2021 shares	Nov. 29, 2021 shares
Commitments and Contingencies (Details) [Line Items]
Seeking damages					$ 161,000
Punitive damages					500,000
Purchase agreements														$ 920,000		$ 920,000
Enforce payment	$ 415,000
Legal fees	5,000
Negotiating liability	$ 420,000
Accrued expenses										$ 415,000
Tax percentage											15.00%
Excise tax on net repurchases						1.00%				1.00%
Headquaeters consists length (in Square Meters) | m²										8,000
Lease term															7 years
Total lease amount							$ 181,299	$ 3,502,033	$ 72,064	$ 3,502,033
Lease agreements, description			the Company signed a 1-year lease for approximately 3,200 square feet at 648 Broadway, Suite 200, New York, NY 10012. Monthly rent under the lease was $12,955 for the leasing period.				the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave.		the Company signed a 2-year lease for approximately 2,252 square feet of office space at 1 Westmount Square, Westmount, Qc H3Z2P9.
Impaired asset									$ 63,472		$ 101,623
Rent expense										70,557	$ 590,100	$ 216,845
Stockholders’ equity requirement, description	the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed.			On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed.
Restricted common stock (in Shares) | shares		185,000									44,894		50,000				452	429	246,676
Aggregate amount										$ 475,000	$ 475,000
Incurred amount					$ 161,000
Lease agreements, description							On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave.		On April 19, 2022, the Company signed a 2-year lease for approximately 2,252 square feet of office space at 1 Westmount Square, Westmount, Qc H3Z2P9		The Company currently does not own any properties. Our corporate headquarters consists of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th Floor, New York, NY, 10003. The current lease term is 7 years commencing May 1, 2022. The total amount due under this lease is $3,502,033. On April 19, 2022, the Company signed a 2-year lease for approximately 2,252 square feet of office space at 1 Westmount Square, Westmount, Qc H3Z2P9. Commencement date of the lease is July 1, 2022. The total amount due under this lease is $72,064. During the year ended December 31, 2022, it was decided the company would not be using the office space and recorded an impairment of $63,472 on the right-of-use asset. As of December 31, 2022, the company was in breach of this lease agreement and subsequently reached a settlement agreement to terminate the lease. On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. As of December 31, 2022, the company is in breach of this lease agreement. On September 9, 2021, the Company signed a 1-year lease for approximately 3,200 square feet at 648 Broadway, Suite 200, New York, NY 10012.
April 19, 2022 [Member]
Commitments and Contingencies (Details) [Line Items]
Impaired asset											$ 63,472
July 28, 2022 [Member]
Commitments and Contingencies (Details) [Line Items]
Impaired asset											$ 101,623
Jeremy Frommer, Executive Chairman [Member]
Commitments and Contingencies (Details) [Line Items]
Signing award		$ 80,000
Annual salary		$ 420,000
Option (in Shares) | shares		121,000
Strike price (in Dollars per share) | $ / shares		$ 1.75
Restricted common stock (in Shares) | shares		50,000
Laurie Weisberg, Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary		$ 475,000
Option (in Shares) | shares		121,000
Strike price (in Dollars per share) | $ / shares		$ 1.75
Restricted common stock (in Shares) | shares		50,000
Justin Maury, Chief Operating Officer & President [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary		$ 475,000
Option (in Shares) | shares		81,000
Strike price (in Dollars per share) | $ / shares		$ 1.75
Restricted common stock (in Shares) | shares		50,000
Chelsea Pullano, Chief Financial Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary		$ 250,000
Option (in Shares) | shares		37,000
Strike price (in Dollars per share) | $ / shares		$ 1.75
Restricted common stock (in Shares) | shares		35,000